Loans Allowance for Loan Losses and Credit Quality (Details 5) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Group A	$ 727,442,144	$ 667,382,286
Group B	9,051,060	7,243,419
Group C	12,055,404	15,362,828
Total Loans	748,548,608	689,988,533
Commercial Real Estates [Member]
Group A	347,732,935	285,732,365
Group B	2,754,649	6,550,335
Group C	6,405,402	8,676,231
Total Loans	356,892,986	300,958,931
Residential real estate - 1st lien [Member]
Group A	195,269,893	177,456,149
Group B	0	0
Group C	3,473,482	3,860,196
Total Loans	198,743,375	181,316,345
Commercial & industrial [Member]
Group A	104,697,047	107,799,925
Group B	6,296,411	693,084
Group C	1,958,415	2,632,613
Total Loans	112,951,873	111,125,622
Purchased Loan [Member]
Group A	7,530,458	9,807,848
Group B	0	0
Group C	0	0
Total Loans	7,530,458	9,807,848
Municipal [Member]
Group A	34,633,055	47,955,231
Group B	0	0
Group C	0	0
Total Loans	34,633,055	47,955,231
Residential real estate - Jr lien [Member]
Group A	33,538,767	34,166,076
Group B	0	0
Group C	218,105	193,788
Total Loans	33,756,872	34,359,864
Consumer [Member]
Group A	4,039,989	4,464,692
Group B	0	0
Group C	0	0
Total Loans	$ 4,039,989	$ 4,464,692